Significant Accounting Policies - Treasury stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2021
Significant Accounting Policies
Share repurchase authorized amount		$ 2,000	$ 3,496
Share repurchase aggregate (in ADS)	25	30,112		30,258
Number of ADSs repurchased			34,875
Value of shares repurchased	$ 1	$ 852		$ 3,142
Average price	$ 0.038	$ 0.028	$ 0.1	$ 0.1